Consolidated Schedule of Investments
May 31, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–130.99%(b)(c)
Aerospace & Defense–5.19%
Atlantic Aviation FBO, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.85%	12/06/2025		$ 1,763	$ 1,763,738
Brown Group Holding LLC, Term Loan B(d)	–	04/22/2028		1,080	1,079,656
CEP IV Investment 16 S.a.r.L (ADB Safegate) (Luxembourg), Term Loan B(d)	–	10/03/2024	EUR	1,414	1,614,735
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.70%	04/08/2026		3,185	3,096,957
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.70%	04/08/2026		1,711	1,663,568
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		1,470	1,466,509
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		2,218	2,209,445
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 07/22/2014-02/08/2019; Cost $1,794,337)(e)(f)(g)	0.00%	07/18/2023		1,794	1,794,337
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/18/2014-02/08/2019; Cost $1,754,196)(e)(f)	8.00%	07/18/2023		1,780	1,779,721
NAC Aviation 8 Ltd. (Ireland), Junior Loan Series 3(e)	3.97%	12/31/2021		2,790	2,509,729
PAE Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		1,267	1,269,932
Peraton Corp.
First Lien Term Loan B(d)	–	02/01/2028		7,558	7,586,679
Second Lien Term Loan(d)	–	02/26/2029		1,907	1,945,290
Spirit AeroSystems, Inc., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	01/15/2025		1,698	1,716,493
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.34%	05/30/2025		2,630	2,599,273
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.34%	12/09/2025		1,277	1,262,139
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.34%	08/22/2024		552	546,073
Vectra Co., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	03/08/2025		793	781,809
					36,686,083
Air Transport–6.91%
AAdvantage Loyalty IP Ltd., Term Loan B (d)	–	03/15/2028		3,826	3,948,872
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		4,848	4,794,994
eTraveli Group Holding AB (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	676	804,225
JetBlue Airways Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.25%	07/01/2024		1,223	1,252,662
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		5,141	5,494,824
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan(e)	0.50%	05/09/2024		2,921	2,863,108
Incremental Delayed Draw Term Loan(e)	7.25%	05/09/2024		8,385	8,217,290
Term Loan(e)	7.25%	05/09/2024		8,765	8,589,325
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		6,840	7,179,657
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		5,529	5,588,376
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		173	168,037
					48,901,370
Automotive–7.23%
Adient PLC, Term Loan B (d)	–	03/31/2028		760	762,486
American Axle & Manufacturing, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/06/2024		1,149	1,149,195
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		2,362	2,381,609
Garrett Borrowing LLC, Term Loan B(d)	–	03/05/2028		2,730	2,724,570
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.12%	03/03/2025		590	583,054
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		2,581	2,590,535
Les Schwab Tire Centers, Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/26/2027		3,257	3,268,995
Mavis Tire Express Services Corp.
Term Loan (3 mo. USD LIBOR + 3.25%)	3.36%	03/20/2025		1,590	1,590,065
Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	03/20/2025		1,173	1,173,588
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		1,117	1,120,749
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Muth Mirror Systems LLC
Revolver Loan(e)(g)	0.00%	04/23/2025		$ 1,523	$ 1,460,366
Term Loan(e)	6.25%	04/23/2025		17,818	17,087,190
Navistar, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	3.60%	11/06/2024		71	70,596
Project Boost Purchaser LLC, Term Loan C (1 mo. USD LIBOR + 4.25%)	5.00%	06/01/2026		422	423,117
Superior Industries International, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/22/2024		1,214	1,212,384
TI Group Automotive Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)(e)	3.75%	12/16/2026		624	626,455
Transtar Industries, Inc.
Delayed Draw Term Loan (Acquired 01/22/2021; Cost $1,114,306)(e)(f)(g)	0.00%	01/22/2027		1,136	1,113,201
Term Loan A (Acquired 01/22/2021; Cost $8,097,986)(e)(f)	8.00%	01/22/2027		8,255	8,090,191
Truck Hero, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/20/2028		1,223	1,225,761
Wand NewCo 3, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	3.09%	02/05/2026		156	154,518
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		2,353	2,362,909
					51,171,534
Beverage & Tobacco–1.63%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan	0.00%	12/12/2023			2,020	2,025,878
First Lien Incremental Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			1,522	1,524,687
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	12/13/2023			340	342,563
First Lien Incremental Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	12/13/2023			357	359,191
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	4.25%	12/13/2023			2,102	2,103,462
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	12/12/2023			2,909	2,917,006
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			1,035	994,660
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	03/31/2028			1,265	1,267,954
						11,535,401
Brokers, Dealers & Investment Houses–0.23%
Zebra Buyer LLC, First Lien Term Loan (d)	–	04/22/2028			1,650	1,661,384
Building & Development–2.83%
Apcoa Parking Holdings GmbH (Germany)
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/20/2024	EUR		1,515	1,811,691
Term Loan B-2 (3 mo. EURIBOR + 7.25%)	7.25%	03/20/2024	EUR		205	248,765
Armacell (Neptune BidCo S.a.r.l.) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/03/2027	EUR		583	706,657
Brookfield Retail Holdings VII Sub 3 LLC
Term Loan A-2 (3 mo. USD LIBOR + 3.00%)	3.09%	08/28/2023			594	586,300
Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	08/27/2025			748	724,942
CRH Europe Distribution (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/30/2026	EUR		317	387,211
Financiere Persea (Proxiserve) (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/26/2026	EUR		268	328,206
Foncia Groupe SAS (France), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	03/27/2028	EUR		594	719,225
LBM Holdings LLC
Delayed Draw Term Loan(g)	0.00%	12/08/2027			98	97,610
Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/08/2027			439	439,242
Quikrete Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.59%	02/01/2027			641	637,269
Re/Max LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	3.50%	12/15/2023			2,014	2,014,294
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.09%	05/29/2026			291	290,290
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)(e)	5.00%	07/24/2024			1,205	1,208,900
White Cap Buyer LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/31/2027			3,400	3,409,981
Xella (Luxembourg), Term Loan B-4(d)	–	03/30/2028	EUR		5,278	6,408,617
						20,019,200
Business Equipment & Services–16.61%
Adevinta ASA (Norway), Term Loan B (d)	–	10/22/2027			570	571,314
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)(e)	5.50%	03/31/2028			858	863,781
Allied Universal Holdco LLC
Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/05/2028			849	851,740
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	05/05/2028	EUR		520	633,957
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Atlas CC Acquisition Corp.
Term Loan B(d)	–	05/01/2028		$ 1,713	$ 1,714,118
Term Loan C(d)	–	05/01/2028		348	348,634
AutoScout24 (Speedster Bidco GmbH) (Germany)
Second Lien Term Loan (3 mo. EURIBOR + 6.25%)	6.25%	02/14/2028	EUR	259	317,644
Term Loan B (3 mo. EURIBOR + 3.00%)	3.25%	02/14/2027	EUR	175	212,402
AVS Group GmbH (Germany), Term Loan B-2	3.75%	09/10/2026	EUR	640	780,053
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(e)	5.00%	05/22/2024		1,700	1,708,327
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026		1,806	1,810,489
Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	10/30/2026		1,867	1,863,942
Checkout Holding Corp.
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-05/26/2021; Cost $587,239)(f)(h)	9.50%	08/15/2023		589	309,080
Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $395,165)(f)	8.50%	02/15/2023		425	403,418
Cimpress USA, Inc., Term Loan B(d)	–	04/30/2028		1,359	1,360,865
Ciox, Term Loan (1 mo. USD LIBOR + 5.00%)	6.00%	12/16/2025		1,646	1,656,161
Constant Contact
Delayed Draw Term Loan(g)	0.00%	02/10/2028		708	708,334
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	8.25%	02/15/2029		1,413	1,398,346
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		2,637	2,636,576
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.35%	08/08/2026		106	103,546
Crossmark Holdings, Inc., Term Loan (3 mo. USD LIBOR + 10.00%) (Acquired 07/26/2019-05/18/2021; Cost $510,346)(f)	11.00%	07/26/2023		507	503,354
CV Intermediate Holdco Corp.
Delayed Draw Term Loan(e)(g)	0.00%	03/31/2026		2,943	2,899,143
Revolver Loan(e)	6.75%	03/31/2026		353	347,897
Revolver Loan(e)(g)	0.00%	03/31/2026		824	811,760
Term Loan B(e)	6.75%	03/31/2026		7,947	7,735,709
Dakota Holding Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		3,835	3,863,141
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/07/2028		1,121	1,151,323
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/06/2026		713	711,821
Ensono L.P., Term Loan B(d)	–	06/22/2021		2,030	2,030,964
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.35%	10/30/2026		1,314	1,319,016
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	04/30/2028		3,073	3,052,975
GlobalLogic Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	4.50%	09/14/2027		839	842,258
Holding Socotec (France), Term Loan B(d)(e)	–	05/07/2028		928	928,464
I-Logic Technologies Bidco Ltd. (United Kingdom), First Lien Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/31/2027	EUR	266	325,048
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 5.00%)	5.08%	06/23/2024	GBP	2,607	3,586,646
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	770	940,973
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.95%	03/31/2028		1,728	1,735,606
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.38%	09/15/2026		1,677	1,645,554
Karman Buyer Corp., Term Loan B (1 mo. USD LIBOR + 5.25%)	6.00%	10/31/2027		3,646	3,677,769
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.84%	02/05/2027		1,082	1,086,280
Monitronics International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		8,680	8,476,384
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		5,209	5,242,561
My Alarm Center LLC, Revolver Loan(e)(i)	0.00%	07/14/2022		6,580	4,046,962
NAS, LLC
Revolver Loan(e)(g)	0.00%	06/01/2024		862	849,040
Term Loan(e)	7.50%	06/01/2024		8,506	8,378,433
NielsenIQ, Inc.
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.11%	02/05/2028		2,169	2,178,213
Term Loan B(d)	–	03/06/2028	EUR	648	792,771
OCM System One Buyer CTB LLC, Term Loan B (1 mo. USD LIBOR + 4.50%)(e)	5.25%	02/28/2028		1,142	1,149,346
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.84%	11/18/2026		983	967,332
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		$ 2,144	$ 2,146,341
Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		848	836,326
Protect America
Revolver Loan(e)(g)	0.00%	09/01/2024		226	212,727
Revolver Loan (1 mo. USD LIBOR + 3.00%)(e)	3.11%	09/01/2024		3,679	3,458,207
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2024		570	571,157
Spin Holdco Inc., Term Loan B(d)	–	03/04/2028		7,209	7,208,805
Sportradar Capital (Switzerland), Term Loan (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2027	EUR	391	478,119
team.blue (Netherlands)
Delayed Draw Term Loan B(g)	0.00%	03/18/2028	EUR	53	63,919
Term Loan B(d)	–	03/18/2028	EUR	920	1,118,581
Tech Data Corp., Term Loan (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2025		2,104	2,111,556
Tempo Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/02/2026		1	249
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(e)	5.94%	03/20/2027		892	892,082
Ventia Deco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	05/21/2026		3,046	3,061,628
Verra Mobility Corp.
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.45%	03/19/2028		59	59,104
Term Loan B-1(e)	3.36%	02/28/2025		1,012	1,011,267
Virtusa Corp., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/11/2027		971	976,948
West Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	10/10/2024		1,271	1,239,782
WowMidco S.A.S. (France), Term Loan B (3 mo. GBP LIBOR + 4.00%)	4.09%	08/08/2026	GBP	391	554,713
					117,530,981
Cable & Satellite Television–1.73%
Altice Financing S.A. (Luxembourg)
Term Loan (3 mo. USD LIBOR + 2.75%)	2.93%	07/15/2025			548	540,928
Term Loan (3 mo. USD LIBOR + 2.75%)	2.95%	01/31/2026			220	217,098
CSC Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.25%)	2.35%	07/17/2025			11	11,192
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.15%	08/14/2026			1,601	1,602,867
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.87%	01/31/2026			2,892	2,881,068
Telenet Financing USD LLC, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.10%	04/15/2028			95	93,933
UPC Financing Partnership, Term Loan AX(d)	–	01/31/2029			4,586	4,569,483
Virgin Media Bristol LLC (United Kingdom), Term Loan(d)	–	01/15/2029			2,314	2,315,762
						12,232,331
Chemicals & Plastics–5.74%
AI PLEX AcquiCo GmbH (Germany), Term Loan (d)	–	07/31/2026	EUR		486	596,392
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			1,029	1,035,001
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028			1,365	1,379,910
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026			4,071	4,136,729
BASF Construction Chemicals (Germany), Term Loan B(d)(e)	–	09/30/2027			840	844,513
BCPE Max Dutch Bidco B.V. (Netherlands), Term Loan B(d)	–	10/31/2025	EUR		215	262,927
Charter NEX US, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/01/2027			1,398	1,405,765
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		12	14,542
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	0.75%	09/21/2023	EUR		15	18,163
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	5.25%	09/21/2023			2,719	2,692,219
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	5.25%	09/21/2023			433	428,568
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	5.00%	09/21/2023	EUR		1,358	1,640,993
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/05/2022			40	35,084
Emerald Performance Materials LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	5.00%	08/11/2025			396	397,210
Fusion, Term Loan(d)(e)	–	01/07/2026			1,509	1,546,826
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027			1,736	1,736,640
Hexion International Holdings B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	06/26/2026	EUR		295	361,032
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028			1,581	1,578,809
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029			250	252,178
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Ineos Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026		$ 2,644	$ 2,638,209
Invictus US NewCo LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	3.11%	03/28/2025		1,355	1,348,009
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	03/30/2026		965	966,131
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	11/30/2027	EUR	317	387,941
KPEX Holdings, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	8.00%	01/31/2026		203	186,970
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	01/31/2025		609	587,187
Lonza Solutions (Switzerland)
Term Loan B(d)	–	04/28/2028	EUR	798	970,308
Term Loan B(d)	–	04/28/2028		986	987,105
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2027		1,027	1,022,070
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.70%	03/02/2026		1,440	1,430,613
Oxea Corp.
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	10/11/2024	EUR	735	891,029
Term Loan B-2 (3 mo. USD LIBOR + 3.50%)	3.63%	10/14/2024		2,086	2,081,134
Perstorp Holding AB (Sweden)
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	02/27/2026	EUR	233	282,752
Term Loan B (3 mo. USD LIBOR + 4.75%)	4.95%	02/27/2026		640	623,923
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/14/2027		725	728,675
PQ Corp., Term Loan B-1 (3 mo. USD LIBOR + 2.25%)	2.44%	02/07/2027		103	102,557
PQ Performance Chemicals, Term Loan B(d)	–	04/30/2028		1,395	1,398,815
Proampac PG Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		1,251	1,253,255
Starfruit US Holdco LLC, Term Loan (3 mo. USD LIBOR + 2.75%)	2.85%	10/01/2025		2,367	2,350,260
					40,600,444
Clothing & Textiles–1.10%
BK LC Lux SPV S.a.r.l., Term Loan B (d)	–	04/27/2028			1,377	1,378,691
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	01/20/2028			973	972,414
International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	5.26%	05/01/2024			304	291,552
Kontoor Brands, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)(e)	4.34%	05/17/2026			337	339,077
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR		1,246	1,520,733
Tumi, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.50%	04/25/2025			3,262	3,286,443
						7,788,910
Conglomerates–0.35%
Safe Fleet Holdings LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			1,848	1,835,593
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)	4.75%	02/03/2025			392	390,455
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			264	257,511
						2,483,559
Containers & Glass Products–4.31%
Berlin Packaging LLC
Term Loan (3 mo. USD LIBOR + 3.00%)	3.12%	11/07/2025			127	125,928
Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.26%	11/07/2025			980	972,882
Brook & Whittle Holding Corp., Term Loan(e)	6.75%	10/17/2024			8,984	8,848,776
Consolidated Container Co. LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/29/2028			1,520	1,512,503
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.25%)	5.00%	03/29/2024			4,268	4,241,345
Fort Dearborn Holding Co., Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/19/2023			1,035	1,039,884
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	8.69%	10/21/2024			203	202,772
Graham Packaging Co., Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	08/04/2027			583	583,304
Hoffmaster Group, Inc., First Lien Term Loan B-1 (3 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			3,608	3,463,116
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		1,922	2,338,519
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		1,178	1,433,050
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026			582	582,173
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR		541	653,483
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (Acquired 11/13/2020-05/13/2021; Cost $1,032,211)(f)(h)	6.00%	11/12/2025		$ 1,172	$ 1,165,191
Logoplaste (Portugal)
Term Loan B(d)	–	04/21/2028	EUR	404	492,404
Term Loan B(d)(e)	–	04/21/2028		741	743,711
Pretium PKG Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/14/2027		1,019	1,022,328
Reynolds Group Holdings, Inc., Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.34%	02/16/2026		789	784,035
Trident TPI Holdings, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	4.00%	10/17/2024		311	311,205
					30,516,609
Cosmetics & Toiletries–1.57%
Alphabet Holding Co., Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	7.84%	09/26/2025			1,124	1,132,329
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	3.95%	08/11/2025			684	496,568
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.35%	04/05/2025			5,436	5,272,691
Domtar Personal Care, Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	02/18/2028			1,465	1,471,148
IRIS Bidco GmbH (Germany), Term Loan B(d)	–	05/25/2028	EUR		1,137	1,348,402
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR		180	220,974
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	06/30/2024			1,109	1,106,364
Prestige Brands, Inc., Term Loan B-4 (3 mo. USD LIBOR + 2.00%)	2.09%	01/26/2024			52	52,178
						11,100,654
Drugs–0.56%
Endo LLC, Term Loan (d)	–	03/10/2028			3,282	3,213,522
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.06%	11/15/2027			20	19,935
Valeant Pharmaceuticals International, Inc. (Canada)
First Lien Incremental Term Loan (3 mo. USD LIBOR + 2.75%)	2.84%	11/27/2025			421	419,764
Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	06/02/2025			294	293,120
						3,946,341
Ecological Services & Equipment–3.82%
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025			1,090	1,084,627
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	05/30/2025			1,063	1,066,779
Groundworks LLC
Delayed Draw Term Loan(e)	6.00%	01/17/2026			2,041	2,009,902
Delayed Draw Term Loan(e)	6.00%	01/17/2026			5,398	5,290,093
Delayed Draw Term Loan(e)(g)	0.00%	01/17/2026			2,044	2,012,921
First Lien Incremental Term Loan(e)	6.00%	01/17/2026			12,255	12,010,076
Revolver Loan(e)(g)	0.00%	01/17/2026			480	470,707
Patriot Container Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	03/20/2025			1,542	1,529,954
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	03/20/2026			145	134,268
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(e)	9.25%	11/02/2028			1,401	1,439,204
						27,048,531
Electronics & Electrical–13.55%
Barracuda Networks, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028			187	190,351
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR		319	391,044
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	04/18/2025			753	753,285
Cambium Learning Group, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	12/18/2025			906	911,372
CDK Int (Concorde Lux) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	02/19/2028	EUR		278	338,851
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028			1,220	1,225,765
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	04/06/2026			1,439	1,435,941
Dedalus Finance GmbH (Germany), Term Loan (3 mo. EURIBOR + 4.50%)	4.50%	07/16/2027	EUR		407	498,440
Delta Topco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			3,261	3,271,323
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	8.00%	12/01/2028			594	604,886
Devoteam (Castillon SAS - Bidco) (France), Term Loan B	4.50%	12/09/2027	EUR		296	361,572
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	2.88%	11/06/2023			1,129	1,109,612
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028			35	35,309
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/06/2026		$ 1,429	$ 1,420,105
Exclusive Group (France), First Lien Term Loan B (3 mo. EURIBOR + 3.25%)	3.25%	07/04/2025	EUR	2,248	2,707,468
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024		814	805,227
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028		1,211	1,213,737
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024		234	234,688
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025		334	336,836
Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027		1,049	1,053,222
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029		514	518,444
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/24/2028		1,036	1,033,289
ION Corp.
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/05/2028	EUR	553	674,046
Term Loan B (1 mo. USD LIBOR + 3.75%)	3.93%	03/05/2028		1,692	1,696,381
Liftoff Mobile, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	02/17/2028		954	953,614
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.85%	08/28/2027		6,226	6,235,201
Marcel Bidco LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)(e)	4.75%	12/31/2027		154	153,795
Mavenir Systems, Inc., Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	05/08/2025		3,270	3,278,203
Maverick Bidco, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(e)	7.50%	04/28/2029		85	86,150
Term Loan B(d)	–	04/09/2026		791	791,467
McAfee Enterprise
Second Lien Term Loan(d)	–	05/03/2029		516	513,634
Term Loan B(d)	–	05/03/2028		2,912	2,921,277
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		2,299	2,309,701
Mirion Technologies, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	4.20%	03/06/2026		692	696,658
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 5.00%)	6.00%	04/29/2026		3,520	3,370,323
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.69%	08/28/2026		2,600	2,577,097
Neustar, Inc.
Term Loan B-4 (3 mo. USD LIBOR + 3.50%)	4.50%	08/08/2024		2,742	2,663,106
Term Loan B-5 (3 mo. USD LIBOR + 4.50%)	5.50%	08/08/2024		890	866,164
Oberthur Technologies of America Corp.
Term Loan B(d)	–	01/09/2026		2,020	2,012,641
Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	01/09/2026	EUR	1,794	2,190,923
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		548	536,480
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		5,834	5,750,431
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	01/02/2025		1,981	1,951,698
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		2,664	2,675,123
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		564	567,079
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.44%	05/16/2025		5,198	5,213,348
RealPage, Inc., Term Loan B(d)	–	02/15/2028		1,746	1,745,974
Renaissance Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.09%	05/29/2026		577	579,224
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	12/31/2025		6,073	5,796,387
PIK Second Lien Term Loan, 4.50% PIK Rate, 7.50% Cash Rate(h)	7.50%	12/31/2026		2,146	1,697,028
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	04/24/2022		435	414,392
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.59%	10/31/2025		2,375	2,372,132
Second Lien Term Loan	8.09%	11/02/2026		289	286,531
Severin Acquisition LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.10%	08/01/2025		38	38,107
SkillSoft Corp., Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	04/27/2025		2,836	2,838,888
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	03/03/2028		1,000	1,003,964
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	05/04/2026		3,156	3,163,530
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		615	616,983
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	05/10/2027		109	112,651
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	340	$ 417,680
Term Loan B(d)	–	09/01/2025		$ 461	465,202
Watlow Electric Manufacturing Co., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	03/15/2028		1,644	1,649,553
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		1,555	1,561,817
					95,895,350
Financial Intermediaries–2.29%
Alter Domus (Participations S.a.r.l.) (Luxembourg)
Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	02/28/2028	EUR		278	339,985
Term Loan B(d)	–	02/28/2028			651	649,022
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/15/2028			3,954	3,964,737
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	07/20/2026			192	193,818
GEO Group, Inc. (The), Term Loan (3 mo. USD LIBOR + 2.00%)	2.75%	03/22/2024			544	464,467
MoneyGram International, Inc., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	06/30/2023			4,611	4,644,517
RPI Finance Trust, Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	02/11/2027			31	30,764
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			297	297,557
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/10/2027			765	767,119
Washington Prime Group L.P.
Revolver Loan(g)	0.00%	12/30/2021			2,452	2,300,759
Term Loan(d)	–	01/10/2023			1,817	1,707,850
Term Loan B(d)	–	12/30/2022			903	849,403
						16,209,998
Food Products–4.97%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026			1,495	1,499,106
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR		378	455,348
BrightPet
Delayed Draw Term Loan(e)(g)	0.00%	10/05/2026			1,127	1,104,183
Revolver Loan(e)	7.25%	10/05/2026			68	66,887
Revolver Loan(e)(g)	0.00%	10/05/2026			1,297	1,270,841
Term Loan B(e)	7.25%	10/05/2026			3,934	3,854,979
Term Loan B(e)	7.25%	10/05/2026			3,998	3,918,360
Froneri International PLC (United Kingdom)
Second Lien Term Loan (3 mo. EURIBOR + 5.50%)	5.50%	01/28/2028	EUR		70	86,124
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	5.84%	01/29/2028			754	762,762
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025			276	275,919
Term Loan (3 mo. USD LIBOR + 3.69%)	3.78%	05/23/2025			3,211	3,200,021
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)(e)	8.75%	09/15/2028			198	197,748
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/23/2027			1,560	1,563,255
Sigma Bidco B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 3.50%)	3.50%	07/02/2025	EUR		693	831,274
Teasdale Foods, Inc., Term Loan B(e)	7.25%	12/18/2025			15,357	15,049,994
Valeo Foods (Jersey) Ltd. (Ireland), Term Loan B (3 mo. GBP LIBOR + 5.50%)	5.58%	08/27/2027	GBP		747	1,061,220
						35,198,021
Food Service–2.18%
Carlisle FoodService Products, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			661	644,438
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.20%	02/06/2025			63	62,476
Term Loan(d)	–	03/11/2026			544	543,763
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.20%	02/06/2025			705	699,679
Term Loan B(d)	–	02/07/2025	EUR		1,000	1,195,158
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR		1,430	1,587,501
Houston Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	07/20/2025			1,123	1,117,094
IRB Holding Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/01/2027			1,676	1,677,801
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	11/19/2026			6,498	6,411,589
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Service–(continued)
NPC International, Inc., Second Lien Term Loan(i)(j)	8.50%	04/18/2025		$ 300	$ 5,254
US Foods, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2023		645	639,986
Weight Watchers International, Inc., Term Loan B(d)	–	04/13/2028		839	841,979
					15,426,718
Forest Products–0.25%
Ahlstrom-Munksjoe (Finland), Term Loan B (d)	–	03/11/2028			939	942,437
Royal Oak Enterprises LLC, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/10/2027			840	843,735
						1,786,172
Health Care–7.33%
Acacium Group (United Kingdom), Term Loan (d)	–	05/19/2028	GBP		516	728,302
AI Sirona (Luxembourg) Acquisition S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/30/2025	EUR		755	919,405
Almaviva Developpement (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.22%	03/26/2028	EUR		205	249,863
Ameos (Germany), Term Loan B(d)	–	04/19/2028	EUR		331	404,702
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.35%	02/11/2026			1,745	1,753,375
Cerba (France), Term Loan B(d)	–	05/12/2028	EUR		470	574,237
Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. USD LIBOR + 4.25%)(e)	5.00%	12/02/2027			1,235	1,236,210
DentalCorp Perfect Smile ULC (Canada), Second Lien Term Loan	9.75%	06/30/2021			936	938,084
Diaverum Holding S.a.r.l. (Sweden), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/08/2024	EUR		325	395,946
Domus Vi (France), Term Loan (3 mo. EURIBOR + 3.75%)	4.00%	10/31/2026	EUR		178	218,080
Ethypharm (France), Term Loan B(d)	–	04/30/2029	GBP		649	916,824
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027			1,780	1,791,239
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.70%	03/05/2026			69	66,245
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027			4,001	4,014,111
Global Healthcare Exchange LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024			403	404,023
Global Medical Response, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	10/02/2025			2,506	2,521,014
Greatbatch Ltd., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.50%	10/27/2022			40	40,096
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.84%	08/06/2026			1,956	1,961,901
ImageFirst
Delayed Draw Term Loan(e)(g)	0.00%	04/27/2028			159	158,988
Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	04/27/2028			698	698,675
Inovie Group Bidco (Labosud) (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	12/08/2027	EUR		636	777,733
Insulet Corp., Term Loan(d)	–	04/28/2028			824	826,022
IWH UK Midco Ltd. (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/31/2025	EUR		1,535	1,861,158
MB2 Dental Solutions LLC
Term Loan B(e)	8.25%	01/29/2027			314	308,608
Term Loan B(e)	7.00%	01/29/2027			8,228	8,087,769
MedAssets Sotware Intermediate Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028			1,449	1,447,520
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	01/22/2026	EUR		132	160,921
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		232	284,653
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR		134	164,428
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.58%	08/21/2026	GBP		229	326,207
Organon & Co., Term Loan B(d)	–	06/22/2021			3,274	3,274,855
Ortho-Clinical Diagnostics, Inc., Term Loan(d)	–	06/30/2025			238	238,305
Packaging Coordinators Midco, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	11/30/2027			852	854,916
Prophylaxis B.V. (Netherlands)
Term Loan A (3 mo. EURIBOR + 4.50%)(e)	4.50%	06/30/2025	EUR		1,469	1,777,470
Term Loan B (3 mo. EURIBOR + 0.50%)(e)	9.75%	06/30/2025	EUR		578	709,319
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/08/2027			2,204	2,221,011
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026			2,460	2,471,080
Syneos Health, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	08/01/2024			68	67,987
Synlab Bondco PLC (United Kingdom), Term Loan B-4 (3 mo. EURIBOR + 3.75%)	3.25%	11/27/2027	EUR		219	265,343
TTF Holdings, LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)(e)	5.00%	03/25/2028			760	763,252
Unified Womens Healthcare, L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027			1,551	1,559,012
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025			1,039	1,042,006
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Waystar, Incremental Term Loan(e)	4.09%	10/20/2026		$ 988	$ 989,100
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		938	939,864
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		402	404,285
WP CityMD Bidco LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/13/2026		15	15,398
					51,829,542
Home Furnishings–1.64%
Hayward Industries, Inc., Term Loan B (d)	–	05/12/2028			713	713,796
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		515	495,886
Mattress Holding Corp., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	11/24/2027			2,200	2,238,013
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			1,192	1,207,545
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			2,935	2,813,360
SIWF Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.34%	06/15/2025			1	518
TGP Holdings III LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	09/25/2024			2,537	2,543,204
Second Lien Term Loan (3 mo. USD LIBOR + 8.50%)	9.50%	09/25/2025			464	460,637
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027			1,141	1,144,808
						11,617,767
Industrial Equipment–2.20%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027			32	31,603
Altra Industrial Motion Corp., Term Loan B	2.09%	06/30/2021			24	24,396
CIRCOR International, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024			333	332,123
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	4.84%	06/27/2026			685	681,960
Delachaux Group S.A. (France), Term Loan B-2 (3 mo. USD LIBOR + 4.50%)	4.69%	04/16/2026			532	530,341
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027			1,133	1,139,004
Engineered Machinery Holdings, Inc.
First Lien Incremental Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	07/19/2024			86	86,453
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	07/19/2024			639	639,330
Kantar (United Kingdom)
Revolver Loan(d)(e)	–	06/04/2026			78	77,157
Revolver Loan(e)(g)	0.00%	06/04/2026			1,832	1,810,317
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.93%	11/26/2026			2,460	2,451,623
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.75%)	3.50%	07/31/2025			181	181,405
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	5.00%	03/08/2025			572	523,137
North American Lifting Holdings, Inc.
Term Loan (1 mo. USD LIBOR + 6.50%)	7.50%	10/16/2024			746	780,017
Term Loan (1 mo. USD LIBOR + 11.00%)	12.00%	04/16/2025			349	338,594
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026			535	465,542
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	08/14/2026			1,014	1,016,021
Sabre Industries, Inc., Term Loan B(d)	–	05/24/2028			477	476,745
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.48%	07/30/2027			3,941	3,960,550
						15,546,318
Insurance–1.34%
Acrisure LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	3.70%	01/31/2027			2,121	2,105,489
Alliant Holdings Intermediate LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	4.25%	10/15/2027			4,536	4,549,479
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/17/2028			331	329,876
Financiere CEP (France), Term Loan B(d)	–	06/30/2027	EUR		99	121,058
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027			1,426	1,429,806
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	09/03/2026			222	221,409
Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	12/31/2025			266	263,655
USI, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	3.45%	12/02/2026			435	432,027
						9,452,799
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–8.93%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		$ 5,153	$ 5,132,700
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.11%	04/22/2026		4,138	3,828,468
Carnival Corp. (Panama)
Term Loan B(d)	–	06/30/2025		683	686,994
Term Loan B(d)	–	06/30/2025	EUR	321	394,336
Crown Finance US, Inc.
Term Loan	7.00%	05/23/2024		1,323	1,672,025
Term Loan(d)	–	02/28/2025	EUR	168	177,365
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025		476	414,623
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026		2,594	2,231,851
CWGS Group LLC
Term Loan (3 mo. USD LIBOR + 2.75%)	3.50%	11/08/2023		858	855,305
Term Loan B(d)	–	06/22/2021		20	19,474
Dorna Sports S.L. (Spain)
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	3.76%	04/12/2024		2,323	2,300,128
Term Loan B-2 (3 mo. EURIBOR + 3.25%)	3.25%	05/03/2024	EUR	189	228,402
Eagle Midco Ltd. (United Kingdom)
Term Loan (3 mo. GBP LIBOR + 4.75%)	4.83%	03/10/2028	GBP	404	575,510
Term Loan (3 mo. EURIBOR + 3.75%)	4.75%	03/31/2028	EUR	264	321,690
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	1,597	1,774,450
Term Loan C	4.50%	09/12/2027	EUR	1,879	2,073,616
Term Loan D(d)	–	09/12/2027	EUR	5,960	6,734,294
Invictus Media S.L.U. (Spain)
Second Lien Term Loan (Acquired 05/17/2021-05/19/2021; Cost $2,359,332)(d)(f)	–	12/26/2025	EUR	2,916	2,269,944
Term Loan A-1 (Acquired 05/18/2021; Cost $774,412)(d)(f)	–	06/26/2024	EUR	694	793,837
Term Loan A-2 (Acquired 05/18/2021; Cost $485,947)(d)(f)	–	06/26/2024	EUR	436	498,136
Term Loan B-1 (3 mo. EURIBOR + 4.75%) (Acquired 05/31/2018-05/27/2021; Cost $2,422,782)(f)	4.75%	06/26/2025	EUR	2,152	2,447,945
Term Loan B-2 (3 mo. EURIBOR + 4.75%) (Acquired 05/31/2018-05/27/2021; Cost $1,495,871)(f)	4.75%	06/26/2025	EUR	1,328	1,510,704
Live Nation Entertainment, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.88%	10/19/2026		1	412
Markermeer Finance B.V. (Netherlands), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	01/29/2027	EUR	1,007	1,210,358
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom)
Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	10/16/2026	EUR	2,968	3,503,339
Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	3.45%	11/12/2026		730	709,920
Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	3.45%	11/12/2026		96	93,304
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR	944	1,151,481
Term Loan B-1 (3 mo. EURIBOR + 3.75%)	3.75%	09/27/2026	EUR	1,516	1,784,806
Royal Caribbean Cruises
Revolver Loan(g)	0.00%	10/12/2022		352	332,024
Term Loan(d)	–	04/05/2022		1,055	1,018,700
Sabre GLBL, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	12/31/2027		597	601,356
SeaWorld Parks & Entertainment, Inc., Term Loan B-5 (3 mo. USD LIBOR + 3.00%)	3.75%	04/01/2024		1,441	1,433,481
Six Flage Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.85%	04/17/2026		111	108,525
UFC Holdings LLC, Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.75%	04/29/2026		356	356,120
USF S&H Holdco, LLC
Term Loan A(e)(g)	0.00%	06/30/2025		895	894,923
Term Loan A(e)	15.00%	06/30/2025		596	595,826
Term Loan B(d)(e)	–	06/30/2025		9,672	9,672,133
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	06/21/2026	EUR	2,456	2,797,570
					63,206,075
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–3.56%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	02/01/2026		$ 1,579	$ 1,583,494
Term Loan (1 mo. USD LIBOR + 3.75%)	3.84%	02/01/2026		1,431	1,398,548
Aristocrat Technologies, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/19/2024		1,438	1,443,075
B&B Hotels S.A.S. (France)
Incremental Term Loan(d)	–	06/30/2026	EUR	697	844,688
Second Lien Term Loan B (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	659	774,614
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	3,014	3,559,218
Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.95%	05/10/2026		1,183	1,175,990
Caesars Resort Collection LLC
Incremental Term Loan (1 mo. USD LIBOR + 4.50%)	4.59%	06/30/2025		1,078	1,082,803
Term Loan B (3 mo. USD LIBOR + 2.75%)	2.84%	12/23/2024		1,001	994,635
CityCenter Holdings LLC, Term Loan B (3 mo. USD LIBOR + 2.25%)	3.00%	04/18/2024		1,622	1,612,681
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 10.50%)(e)	11.50%	05/09/2024		186	195,362
Hilton Grand Vacations Borrower LLC, Term Loan B(d)	–	05/19/2028		2,616	2,622,976
PCI Gaming Authority, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	05/29/2026		107	106,274
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.10%	05/11/2024		182	180,780
Stars Group (US) Co-Borrower LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	3.70%	07/10/2025		3,069	3,083,057
Station Casinos LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.25%)	2.50%	02/08/2027		855	848,238
Tackle Group S.a.r.l. (Luxembourg), Term Loan B(d)	–	05/07/2028	EUR	1,372	1,672,732
VICI Properties 1 LLC, Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	12/20/2024		2,016	1,999,691
					25,178,856
Nonferrous Metals & Minerals–1.42%
American Rock Salt Co. LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/21/2025		1,342	1,345,395
Corialis Group, Ltd. (United Kingdom), Term Loan B(d)	–	05/24/2028	GBP	193	274,666
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026		1,172	1,148,893
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025		2,288	2,288,997
Term Loan (1 mo. USD LIBOR + 9.25%)(e)	10.25%	10/22/2025		996	1,038,528
Kissner Group
Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027		2,477	2,464,669
Term Loan B	5.50%	03/01/2027		1,459	1,455,759
					10,016,907
Oil & Gas–3.75%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.10%	05/21/2025		2,519	2,461,795
Fieldwood Energy LLC
DIP Delayed Draw Term Loan (1 mo. USD LIBOR + 8.75%) (Acquired 07/30/2020; Cost $2,283,112)(e)(f)	3.00%	08/04/2021		230	238,834
DIP Delayed Draw Term Loan (Acquired 07/30/2020; Cost $2,283,112)(e)(f)(g)	0.00%	08/04/2021		2,067	2,149,506
First Lien Term Loan (Acquired 04/11/2018-07/31/2020; Cost $6,912,502)(f)(i)	0.00%	04/11/2022		15,360	6,835,243
Second Lien Term Loan (Acquired 06/01/2018-03/19/2019; Cost $3,940,486)(f)(i)	9.03%	04/11/2023		4,200	241,501
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/23/2024		1,011	247,618
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)	7.00%	07/02/2023		1,625	1,113,307
McDermott International Ltd.
LOC(g)	0.00%	06/30/2024		3,645	3,070,494
LOC(e)	4.20%	06/30/2024		1,620	1,336,186
PIK Term Loan B, 3.00% PIK Rate, 1.00% Cash Rate(h)	3.00%	06/30/2025		814	368,109
Term Loan (1 mo. USD LIBOR + 3.00%)(e)	3.09%	06/30/2024		159	111,624
Navitas Midstream Midland Basin LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	12/13/2024		1,736	1,741,560
Paragon Offshore Finance Co. (Cayman Islands), Term Loan(e)(i)(j)	0.00%	07/16/2021		8	0
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.75%	03/19/2024		7,059	6,444,070
Prairie ECI Acquiror L.P., Term Loan (3 mo. USD LIBOR + 4.75%)	4.84%	03/11/2026		135	130,725
Southcross Energy Partners LLC, Revolver Loan(e)(g)	0.00%	01/31/2025		70	68,770
					26,559,342
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Publishing–2.54%
Adtalem Global Education, Inc.
Term Loan B (3 mo. USD LIBOR + 3.00%)	3.09%	04/11/2025		$ 160	$ 159,572
Term Loan B(d)	–	02/12/2028		1,656	1,648,532
Ascend Learning LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	07/12/2024		430	430,756
Cengage Learning, Inc., Term Loan B (3 mo. USD LIBOR + 4.25%)	5.25%	06/07/2023		7,594	7,603,014
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.69%	08/21/2026		5,719	5,553,058
Nielsen Finance LLC, Term Loan B-5	4.75%	06/30/2025		2,600	2,608,356
					18,003,288
Radio & Television–0.80%
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027		1,914	1,918,212
Gray Television, Inc., Term Loan C (3 mo. USD LIBOR + 2.50%)	2.61%	01/02/2026		22	21,950
Sinclair Television Group, Inc.
Term Loan B (3 mo. USD LIBOR + 2.25%)	2.35%	01/03/2024		314	313,081
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.60%	09/30/2026		941	933,382
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.10%	03/25/2028		884	882,665
Univision Communications, Inc., Term Loan B(d)	–	05/05/2028		1,584	1,579,694
					5,648,984
Retailers (except Food & Drug)–3.15%
Bass Pro Group LLC, Term Loan B (d)	–	02/26/2028		4,845	4,889,345
Claire’s Stores, Inc., Term Loan B (1 mo. USD LIBOR + 6.50%)	6.59%	12/18/2026		299	287,204
CNT Holdings I Corp. (1-800 Contacts)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		1,433	1,437,049
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/16/2028		665	674,941
Harbor Freight Tools USA, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	10/15/2027		980	983,094
Kirk Beauty One GmbH (Germany)
Term Loan B-1(d)	–	03/26/2026	EUR	358	434,856
Term Loan B-2(d)	–	03/26/2026	EUR	206	250,421
Term Loan B-3(d)	–	03/26/2026	EUR	296	359,291
Term Loan B-4(d)	–	03/26/2026	EUR	632	768,033
Term Loan B-5(d)	–	03/26/2026	EUR	140	170,887
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	02/25/2028		2,126	2,129,255
PetSmart, Inc., First Lien Term Loan B(d)	–	01/28/2028		7,191	7,226,942
Rent-A-Center, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/17/2028		1,396	1,407,490
Savers, Inc., Term Loan B(d)	–	04/21/2028		1,258	1,269,975
					22,288,783
Surface Transport–1.61%
American Trailer World Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028		864	864,622
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028		474	474,771
Hertz Corp., Revolver Loan B-1(g)	0.00%	06/30/2021		725	730,634
Hurtigruten (Norway), Term Loan B(d)	–	02/22/2025	EUR	3,127	3,584,329
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		664	655,412
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028		4,106	4,103,813
Zeus Bidco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 7.25%)	7.34%	03/29/2024	GBP	795	956,367
					11,369,948
Telecommunications–6.19%
Avaya, Inc., Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.10%	12/15/2027		455	456,229
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		22	21,919
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	12/13/2027		2,403	2,411,196
Colorado Buyer, Inc.
First Lien Incremental Term Loan	5.00%	05/01/2024		2,280	2,220,292
Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	05/01/2024		6	6,297
Consolidated Communications, Inc., Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	10/02/2027		2,363	2,368,576
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027		1,650	1,659,141
Eagle Broadband Investments LLC (Mega Broadband), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	11/12/2027		35	34,496
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Frontier Communications Corp., DIP Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	10/08/2021		$ 2,241	$ 2,243,177
GCI Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.50%	10/15/2025		250	250,661
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026		2,011	2,016,152
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (1 mo. USD LIBOR + 5.50%)(j)	3.60%	07/13/2021		1,344	1,354,837
Term Loan B-3 (1 mo. USD LIBOR + 5.75%)(j)	8.00%	11/27/2023		8,090	8,245,363
Term Loan B-4 (3 mo. USD LIBOR + 6.50%)(j)	8.75%	01/02/2024		807	824,342
Term Loan B-5(j)	8.63%	01/02/2024		1,918	1,956,867
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	11/04/2026		363	364,255
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027		61	59,944
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.61%	11/30/2025		3,312	2,955,626
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.86%	11/30/2026		1,750	953,021
MTN Infrastructure TopCo, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	11/17/2024		284	285,105
Project Jerico (France), Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	11/22/2026	EUR	500	611,483
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/10/2026		98	98,169
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.85%	12/07/2026		7,252	6,970,630
U.S. TelePacific Corp., Term Loan (3 mo. USD LIBOR + 5.50%)	6.50%	05/02/2023		3,023	2,806,975
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027		2,494	2,505,071
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	03/09/2027		96	95,753
					43,775,577
Utilities–3.48%
APLP Holdings Ltd. Partnership (Canada), Term Loan B (d)	–	04/01/2027			1,248	1,252,311
Aria Energy Operating LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	5.50%	05/27/2022			636	638,058
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	08/01/2025			368	365,719
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.00%)	2.10%	04/05/2026			1,280	1,267,292
Term Loan (1 mo. USD LIBOR + 2.50%)	2.60%	12/16/2027			2,698	2,688,550
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025			1,349	1,242,660
ExGen Renewables IV LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.75%	12/15/2027			371	371,707
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/17/2028			1,036	1,035,466
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026			4,068	4,076,519
Heritage Power LLC, Term Loan (1 mo. USD LIBOR + 6.00%)	7.00%	07/30/2026			2,888	2,715,274
Lightstone Holdco LLC
Term Loan B (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			3,550	2,846,991
Term Loan C (3 mo. USD LIBOR + 3.75%)	4.75%	01/30/2024			200	160,575
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024			2,263	2,211,421
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.10%	01/15/2028			948	947,812
Revere Power LLC
Term Loan B (3 mo. USD LIBOR + 4.25%)	4.34%	03/27/2026			1,144	1,094,502
Term Loan C (3 mo. USD LIBOR + 4.25%)	4.34%	03/27/2026			124	119,168
USIC Holding, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	4.00%	12/08/2023			589	588,096
Second Lien Term Loan(d)(e)	–	05/07/2029			301	306,578
Second Lien Term Loan(d)	–	06/22/2021			707	707,407
						24,636,106
Total Variable Rate Senior Loan Interests (Cost $928,064,118)						926,869,883
U.S. Dollar Denominated Bonds & Notes–7.85%
Air Transport–0.62%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (k)	5.75%	04/20/2029			729	782,949
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(k)	5.50%	04/20/2026			1,215	1,280,343
Mesa Airlines, Inc., Class B(e)	5.75%	07/15/2025			1,370	1,513,488
United Airlines, Inc.(k)	4.63%	04/15/2029			813	840,967
						4,417,747
Building & Development–0.73%
American Builders & Contractors Supply Co., Inc. (k)	4.00%	01/15/2028			308	315,468
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Building & Development–(continued)
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	5.75%	05/15/2026	$ 4,404	$ 4,643,864
SRS Distribution, Inc.(k)	4.63%	07/01/2028	221	223,309
				5,182,641
Business Equipment & Services–0.84%
Advantage Sales & Marketing, Inc. (k)	6.50%	11/15/2028		1,864	1,978,170
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(k)	4.63%	06/01/2028		117	116,468
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.(k)	4.63%	06/01/2028		175	175,397
Imola Merger Corp.(k)	4.75%	05/15/2029		682	689,679
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	5.75%	04/15/2026		102	111,721
Prime Security Services Borrower LLC/Prime Finance, Inc.(k)	3.38%	08/31/2027		1,594	1,533,030
WASH Multifamily Acquisition, Inc.(k)	5.75%	04/15/2026		1,255	1,308,902
					5,913,367
Cable & Satellite Television–0.60%
Altice Financing S.A. (Luxembourg) (k)	5.00%	01/15/2028		1,652	1,641,568
Altice France S.A. (France)(k)	5.50%	01/15/2028		594	608,996
CSC Holdings LLC(k)	5.75%	01/15/2030		309	322,931
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		1,706	1,704,183
					4,277,678
Chemicals & Plastics–0.08%
Herens Holdco Sarl (Luxembourg)(k)	4.75%	05/15/2028		536	538,128
Drugs–0.12%
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc.(k)	6.13%	04/01/2029		826	815,675
Electronics & Electrical–0.47%
Diebold Nixdorf, Inc. (k)	9.38%	07/15/2025		1,715	1,906,094
Energizer Holdings, Inc.(k)	4.38%	03/31/2029		868	858,235
TTM Technologies, Inc.(k)	4.00%	03/01/2029		578	572,786
					3,337,115
Food Products–0.20%
Teasdale Foods, Inc.(e)	16.25%	06/18/2026		1,443	1,421,355
Food Service–0.20%
eG Global Finance PLC (United Kingdom)(k)	6.75%	02/07/2025		1,407	1,441,471
Health Care–0.14%
Global Medical Response, Inc. (k)	6.50%	10/01/2025		521	535,995
Organon Finance 1 LLC(k)	4.13%	04/30/2028		453	458,096
					994,091
Industrial Equipment–0.94%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (k)	7.38%	08/15/2026		5,122	5,239,729
Vertical Holdco GmbH (Germany)(k)	7.63%	07/15/2028		640	689,779
Vertical US Newco, Inc. (Germany)(k)	5.25%	07/15/2027		705	734,082
					6,663,590
Insurance–0.14%
Acrisure LLC/Acrisure Finance, Inc.(k)	4.25%	02/15/2029		980	959,655
Leisure Goods, Activities & Movies–0.17%
AMC Entertainment Holdings, Inc. (k)	10.50%	04/15/2025		673	731,050
SeaWorld Parks & Entertainment, Inc.(k)	8.75%	05/01/2025		417	452,835
					1,183,885
Lodging & Casinos–0.27%
Caesars Entertainment, Inc.(k)	6.25%	07/01/2025		1,791	1,889,809
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–0.17%
SCIH Salt Holdings, Inc.(k)	4.88%	05/01/2028		$ 1,195	$ 1,187,531
Radio & Television–0.98%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 07/18/2019-01/28/2021; Cost $5,466,012)(f)(k)	5.38%	08/15/2026		6,941	5,144,947
iHeartCommunications, Inc.(k)	4.75%	01/15/2028		322	329,388
Nexstar Broadcasting, Inc.(k)	5.63%	07/15/2027		862	912,642
Univision Communications, Inc.(k)	4.50%	05/01/2029		565	572,498
					6,959,475
Retailers (except Food & Drug)–0.02%
PetSmart, Inc./PetSmart Finance Corp.(k)	4.75%	02/15/2028		147	152,432
Telecommunications–0.94%
Avaya, Inc. (k)	6.13%	09/15/2028		1,947	2,069,914
Cablevision Lightpath LLC(k)	3.88%	09/15/2027		296	288,706
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom)(k)	6.75%	10/01/2026		572	592,037
Consolidated Communications, Inc.(k)	6.50%	10/01/2028		454	491,964
Frontier Communications Holdings LLC(k)	5.88%	10/15/2027		655	697,264
Lumen Technologies, Inc.(k)	4.00%	02/15/2027		675	684,281
Radiate Holdco LLC/Radiate Finance, Inc. (Acquired 09/11/2020; Cost $133,000)(f)(k)	4.50%	09/15/2026		133	134,626
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		1,635	1,672,834
					6,631,626
Utilities–0.22%
Calpine Corp. (k)	4.50%	02/15/2028		593	600,413
Calpine Corp.(k)	3.75%	03/01/2031		1,052	991,478
					1,591,891
Total U.S. Dollar Denominated Bonds & Notes (Cost $53,844,130)					55,559,162
			Shares
Common Stocks & Other Equity Interests–5.94%(l)
Aerospace & Defense–1.07%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(e)(f)				320	7,565,310
Automotive–0.00%
ThermaSys Corp.(e)				881,784	26,454
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(e)				780	0
Lake at Las Vegas Joint Venture LLC, Class B(e)				9	0
					0
Business Equipment & Services–0.13%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,582,374)(f)				7,731	21,517
Crossmark Holdings, Inc., Wts., expiring 07/26/2024(e)				5,085	890,282
Crossmark Holdings, Inc., Wts., expiring 07/26/2024 (Acquired 07/26/2019; Cost $8,226)(e)(f)				659	0
					911,799
Containers & Glass Products–0.01%
Libbey Glass, Inc. (Acquired 11/13/2020; Cost $49,552)(f)				12,388	27,873
Drugs–0.02%
Envigo RMS Holding Corp., Class B(e)				14,480	136,112
Financial Intermediaries–0.00%
RJO Holdings Corp.(e)				1,481	1,481
RJO Holdings Corp., Class A(e)				1,142	1,142
RJO Holdings Corp., Class B(e)				1,667	17
					2,640
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

	Shares	Value
Industrial Equipment–0.09%
North American Lifting Holdings, Inc.	40,530	$ 658,613
Leisure Goods, Activities & Movies–0.85%
Crown Finance US, Inc.	240,479	201,353
USF S&H Holdco, LLC(e)(m)	9,844	5,801,880
		6,003,233
Lodging & Casinos–1.10%
Bally’s Corp.(n)	120,357	6,984,317
Caesars Entertainment, Inc.(n)	7,110	763,969
		7,748,286
Nonferrous Metals & Minerals–0.15%
Covia Holdings Corp.	116,317	1,061,393
Oil & Gas–0.91%
AF Global, Inc.(e)	441	10,805
California Resources Corp.(n)	84,532	2,452,273
California Resources Corp.	37,007	1,073,573
California Resources Corp., Wts., expiring 10/27/2024	1,198	7,224
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $602,054)(e)(f)	25,806	3,239
Fieldwood Energy LLC (Acquired 04/11/2018; Cost $335,671)(e)(f)	6,967	874
HGIM Corp.	3,232	16,968
HGIM Corp., Wts., expiring 07/02/2043	14,442	75,821
McDermott International Ltd.(n)	1,419,037	695,328
NexTier Oilfield Solutions, Inc.(n)	42,011	178,547
Pacific Drilling S.A.(e)	216	24,300
Paragon Offshore Finance Co., Class A(e)(j)	2,308	692
Paragon Offshore Finance Co., Class B(e)(j)	1,154	14,425
Samson Investment Co., Class A	132,022	792,132
Southcross Energy Partners L.P.	64,960	3,345
Transocean Ltd.(n)	208,610	788,546
Tribune Resources, Inc.	337,847	287,170
Tribune Resources, Inc., Wts., expiring 04/03/2023(e)	87,471	2,187
		6,427,449
Publishing–0.14%
Clear Channel Outdoor Holdings, Inc.(n)	425,644	1,017,289
F&W Publications, Inc.(e)	15,519	0
MC Communications LLC(e)	333,084	0
		1,017,289
Radio & Television–0.59%
iHeartMedia, Inc., Class A(n)	180,694	4,193,908
iHeartMedia, Inc., Class B	42	735
		4,194,643
Retailers (except Food & Drug)–0.04%
Claire’s Stores, Inc.	390	95,550
Toys ’R’ Us-Delaware, Inc.(e)	15	36,297
Vivarte S.A.S.(e)	233,415	173,914
		305,761
Surface Transport–0.40%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $670,459)(f)	8,057	255,810
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,573,543)(f)	31,515	1,118,782
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-05/14/2021; Cost $0)(f)	126,060	40,050
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $645,351)(f)	27,709	1,080,651
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

			Shares		Value
Surface Transport–(continued)
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-05/14/2021; Cost $0)(f)				110,836	$ 46,951
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $704,842)(f)				8,470	268,923
					2,811,167
Telecommunications–0.00%
Goodman Networks, Inc.(e)(n)				105,288	0
Utilities–0.44%
Vistra Corp.				164,114	2,653,724
Vistra Operations Co. LLC, Rts., expiring 12/31/2046				383,614	445,951
					3,099,675
Total Common Stocks & Other Equity Interests (Cost $58,264,745)					41,997,697
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–3.29%(o)
Building & Development–0.06%
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(p)	5.13%	11/15/2022	EUR	100	99,715
Haya Real Estate S.A. (Spain)(k)	5.25%	11/15/2022	EUR	321	317,613
					417,328
Cable & Satellite Television–0.29%
Altice Financing S.A. (Luxembourg)(k)	3.00%	01/15/2028	EUR	423	496,633
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	1,292	1,549,202
					2,045,835
Chemicals & Plastics–0.15%
Herens Midco S.a.r.l. (Luxembourg)(k)	5.25%	05/15/2029	EUR	887	1,067,050
Financial Intermediaries–1.84%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(p)	5.00%	08/01/2024	EUR	968	1,130,649
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(p)	6.25%	05/01/2026	EUR	1,168	1,452,804
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	1,523	1,937,318
Newday Bondco PLC (United Kingdom)(k)	7.38%	02/01/2024	GBP	765	1,104,377
Newday Bondco PLC (United Kingdom) (3 mo. GBP LIBOR + 6.50%)(k)(p)	6.58%	02/01/2023	GBP	5,187	7,379,535
					13,004,683
Home Furnishings–0.36%
Very Group Funding PLC (The) (United Kingdom)(k)	7.75%	11/15/2022	GBP	1,766	2,535,855
Lodging & Casinos–0.34%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%) (Acquired 06/28/2019-05/27/2021; Cost $2,289,676)(f)(k)(p)	5.46%	07/15/2025	GBP	1,801	2,414,677
Oil & Gas–0.01%
PGS ASA Conv. (Norway)(e)	5.00%	02/09/2024	NOK	478	57,428
Retailers (except Food & Drug)–0.24%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	1,377	1,694,851
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $22,459,339)					23,237,707
			Shares
Preferred Stocks–0.53%(l)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(e)				187,840	5,635
Containers & Glass Products–0.04%
Libbey Glass, Inc. Pfd. (Acquired 11/13/2020; Cost $302,244)(f)				3,709	333,766
Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2, Pfd.(e)				324	1,622
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

			Shares	Value
Oil & Gas–0.12%
McDermott International Ltd., Pfd.(e)			914,686	$ 594,546
Southcross Energy Partners L.P., Series A, Pfd.(e)			258,709	135,822
Southcross Energy Partners L.P., Series B, Pfd.(e)			68,280	100,714
				831,082
Surface Transport–0.37%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,496,920)(f)			29,979	1,064,255
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $918,945)(f)			39,456	1,538,784
				2,603,039
Telecommunications–0.00%
Goodman Networks, Inc., Series A-1, Pfd.(e)			125,268	0
Total Preferred Stocks (Cost $3,174,446)				3,775,144
	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.21%
Structured Products–0.21%
NewStar Berkeley Fund CLO LLC, Series 2016-1A, Class DR (3 mo. USD LIBOR + 4.75%)(k)(p) (Cost $1,489,000)	4.93%	10/25/2028	$ 1,489	1,481,056
			Shares
Money Market Funds–10.98%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(m)(q)			27,202,966	27,202,966
Invesco Liquid Assets Portfolio,Institutional Class, 0.01%(m)(q)			19,392,078	19,399,835
Invesco Treasury Portfolio,Institutional Class, 0.01%(m)(q)			31,089,105	31,089,105
Total Money Market Funds (Cost $77,691,964)				77,691,906
TOTAL INVESTMENTS IN SECURITIES(r)–159.79% (Cost $1,144,987,742)				1,130,612,555
BORROWINGS–(25.09)%				(177,500,000)
VARIABLE RATE DEMAND PREFERRED SHARES–(14.09)%				(99,687,956)
OTHER ASSETS LESS LIABILITIES–(20.61)%				(145,856,555)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$707,568,044
Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NOK	– Norwegian Krone
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	This variable rate interest will settle after May 31, 2021, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Restricted security. The aggregate value of these securities at May 31, 2021 was $53,205,178, which represented 7.52% of the Trust’s Net Assets.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2021 was $11,128,960, which represented 1.57% of the Trust’s Net Assets.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $77,285,654, which represented 10.92% of the Trust’s Net Assets.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,573,805	$34,744,012	$(26,114,851)	$-	$-	$27,202,966	$2,060
Invesco Liquid Assets Portfolio, Institutional Class	13,236,148	24,817,151	(18,653,464)	-	-	19,399,835	626
Invesco Treasury Portfolio, Institutional Class	21,227,206	39,707,442	(29,845,543)	-	-	31,089,105	824
Investments in Other Affiliates:
USF S&H Holdco, LLC	5,801,880	-	-	-	-	5,801,880	-
Total	$58,839,039	$99,268,605	$(74,613,858)	$-	$-	$83,493,786	$3,510

(n)	Non-income producing security.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2021.
(q)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(r)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/16/2021	BNP Paribas S.A.	USD	22,559,037	EUR	18,576,282	$163,044
06/16/2021	BNP Paribas S.A.	USD	4,773,598	GBP	3,373,276	18,878
06/16/2021	Citibank, N.A.	USD	4,702,519	GBP	3,322,928	18,428
07/16/2021	Deutsche Bank AG	EUR	10,000	USD	12,260	21
06/16/2021	Royal Bank of Canada	USD	22,583,186	EUR	18,576,282	138,895
06/16/2021	Royal Bank of Canada	USD	4,773,937	GBP	3,373,275	18,540
06/16/2021	State Street Bank & Trust Co.	USD	544,707	CHF	489,672	266
06/16/2021	Toronto Dominion Bank	USD	22,244,294	EUR	18,299,024	138,652
Subtotal—Appreciation						496,724
Currency Risk
06/16/2021	Barclays Bank PLC	GBP	3,058,928	USD	4,201,213	(144,664)
06/16/2021	BNP Paribas S.A.	GBP	3,105,275	USD	4,265,079	(146,645)
07/16/2021	BNP Paribas S.A.	EUR	18,641,226	USD	22,652,202	(162,509)
07/16/2021	BNP Paribas S.A.	GBP	3,431,388	USD	4,856,303	(18,909)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/16/2021	Citibank, N.A.	EUR	17,713,157	USD	21,116,492	$(549,835)
07/16/2021	Citibank, N.A.	EUR	300,000	USD	365,316	(1,850)
07/16/2021	Citibank, N.A.	GBP	3,320,440	USD	4,699,436	(18,144)
06/16/2021	JP Morgan Chase Bank, N.A.	EUR	576,492	USD	696,089	(9,063)
06/16/2021	Morgan Stanley Bank, N.A.	EUR	17,713,157	USD	21,102,357	(563,970)
07/16/2021	Morgan Stanley Bank, N.A.	EUR	100,000	USD	121,611	(777)
07/16/2021	Royal Bank of Canada	EUR	18,641,226	USD	22,676,492	(138,220)
07/16/2021	Royal Bank of Canada	GBP	3,370,749	USD	4,770,820	(18,238)
06/16/2021	State Street Bank & Trust Co.	CHF	489,672	USD	529,987	(14,986)
06/16/2021	State Street Bank & Trust Co.	EUR	19,448,782	USD	23,221,692	(567,610)
06/16/2021	State Street Bank & Trust Co.	GBP	3,105,275	USD	4,264,719	(147,004)
07/16/2021	State Street Bank & Trust Co.	CHF	489,672	USD	545,152	(238)
07/16/2021	State Street Bank & Trust Co.	EUR	2,171,457	USD	2,654,324	(3,290)
07/16/2021	State Street Bank & Trust Co.	GBP	2,100,000	USD	2,978,626	(4,991)
07/16/2021	Toronto Dominion Bank	EUR	18,362,998	USD	22,336,200	(137,993)
06/16/2021	UBS AG	GBP	800,000	USD	1,111,246	(25,330)
Subtotal—Depreciation						(2,674,266)
Total Forward Foreign Currency Contracts						$(2,177,542)

Abbreviations:
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The aggregate value of securities considered illiquid at May 31, 2021 was $184,611,840, which represented 26.09% of the Fund’s Net Assets.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
During the period ended May 31, 2021, there were transfers from Level 3 to Level 2 of $9,264,915, due to third-party vendor quotations utilizing more than one market quote. Also, there were transfers from Level 1 to Level 3 of $640,280, due to third party vendor quotations utilizing single market quotes and from Level 2 to Level 3 of $7,927,514, due to third party vendor quotations utilizing single market quotes.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$739,088,626	$187,781,257	$926,869,883
U.S. Dollar Denominated Bonds & Notes	—	52,624,319	2,934,843	55,559,162
Common Stocks & Other Equity Interests	20,808,698	6,499,588	14,689,411	41,997,697
Non-U.S. Dollar Denominated Bonds & Notes	—	23,180,279	57,428	23,237,707
Preferred Stocks	—	2,936,805	838,339	3,775,144
Asset-Backed Securities	—	1,481,056	—	1,481,056
Money Market Funds	77,691,906	—	—	77,691,906
Total Investments in Securities	98,500,604	825,810,673	206,301,278	1,130,612,555
Other Investments - Assets*
Investments Matured	—	1,656,911	1,259,900	2,916,811
Forward Foreign Currency Contracts	—	496,724	—	496,724
	—	2,153,635	1,259,900	3,413,535
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,674,266)	—	(2,674,266)
Total Other Investments	—	(520,631)	1,259,900	739,269
Total Investments	$98,500,604	$825,290,042	$207,561,178	$1,131,351,824

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2021:
	Value 2/28/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 5/31/21
Variable Rate Senior Loan Interests	$182,942,239	$20,798,574	$(14,750,041)	$145,527	$335,224	$(349,756)	$7,921,879	$(9,262,389)	$187,781,257
U.S. Dollar Denominated Bonds & Notes	2,905,529	—	—	—	—	29,314	—	—	2,934,843
Non-U.S. Dollar Denominated Bonds & Notes	—	480,271	—	—	—	(422,843)	—	—	57,428
Common Stocks & Other Equity Interests	13,757,913	22,680	(37,023)	—	(224,777)	1,173,144	—	(2,526)	14,689,411
Preferred Stocks	230,863	—	—	—	—	(38,439)	645,915	—	838,339
Investments Matured	650,840	636,830	(27,770)	—	—	—	—	—	1,259,900
Total	$200,487,384	$21,938,355	$(14,814,834)	$145,527	$110,447	$391,420	$8,567,794	$(9,264,915)	$207,561,178
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Senior Income Trust

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:
	Fair Value at 05/31/21	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Muth Mirror Systems, LLC, Term Loan	$17,087,190	Interpolated Required Return	Implied Yield	N/A	7.9%	(a)
Teasdale Foods, Inc., Term Loan B	15,049,994	Enterprise Value	Multiple Last 12 Months Earnings Before Interest, Taxes, Depreciation, and Amortization	N/A N/A	11x $35.2 million	(b)
Groundworks LLC, First Lien Incremental Term Loan	12,010,076	Loan Origination Value	Original Cost	N/A	98% of par	(c)
(a)	The Trust fair values certain investments in direct loan financings using an interpolated debt structure model which incorporates the company’s earnings before interest, taxes, depreciation, and amortization and leverage to determine an implied yield. The interpolated required return of the loan is based on current market conditions, anticipated stress level of earnings before interest, taxes, depreciation, and amortization and risk tiering. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
(b)	The Trust fair values certain common equity securities and loans using an Enterprise Value ("EV") approach, which utilizes a multiple of the company’s last 12 months earnings before interest, taxes, depreciation, and amortization. For common equity securities, the EV will be adjusted for outstanding debt and cash on hand. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
(c)	The Trust fair values certain investments in direct loan financings at the loan origination price. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information or the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.
Invesco Senior Income Trust